Investments In Real Estate Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Investments In Real Estate Assets	Not Applicable.

Note 4:  Investment in Real Estate Assets

Investment in real estate assets consist of residential properties held for sale and subject to land contracts.  As of June 30, 2011 the Company sold properties subject to land contracts with a cost basis of $524,855, which have been reclassified from the Company’s inventory of real estate and is depreciated over life of 30 years.  As of June 30, 2011, the Company has received payments that have been recorded as a deposit liability totaling $69,590.

In April 2011, the Company entered into three agreements for the sale of land contract interests.   The Company, upon full payment of the purchase price of the agreements, which final payments occurred subsequent to year end in August 2011, transferred and delivered to the purchaser full interest in nine land contracts, including the transfer of full and legal title to the underlying nine properties and the right to receive the future payments made under the land contract.  The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company.  No amounts under the agreement were paid by The Diversified Group Partnership Management, LLC.  As of June 30, 2011, the Company held a deposit of $76,600 relating to installment payments received under the agreements with the remaining $336,000 was received during July and August 2011.  In August 2011, the total installment payments received of $412,600 was recognized as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale.  Additionally, a deposit liability of approximately $52,000 consisting of down payments and monthly land contract income previously received under the land contracts was recognized as revenue and a deposit liability of approximately $27,000 consisting of down payments received by the land contract purchaser that were borrowed from a related party was treated as a capital contribution.